Derivative Financial Instruments and Hedge Activities (Fair Value, Cash Flow and Net Investment Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value Hedging
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized Amount	$ 92		$ 19
Fair Value Hedging | Interest Rate Swaps | Interest Expense
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized Amount	17	[1]	16	[2]
Ineffective portion of expense	0.1		0.1
Fair Value Hedging | Foreign Currency Contracts | Sales
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized Amount	1	[3]	2	[4]
Ineffective portion of expense	0.5		0.8
Fair Value Hedging | Equity Forward Arrangement | Asbestos Issue
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized Amount	74	[1]	1	[2]
Ineffective portion of expense	0.1		0.1
Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	(38)		(79)
Gain (Loss) Recognized Amount	(27)		(28)
Cash Flow Hedging | Foreign Currency Contracts | Other Expense
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	(9)	[5]	6	[6]
Gain (Loss) Recognized Amount	(9)	[5]	6	[6]
Ineffective portion of expense	8.0		6.0
Cash Flow Hedging | Natural Gas Swap Contracts | Cost of Sales
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	(2)	[1]	(10)	[2]
Gain (Loss) Recognized Amount	(11)	[1]	(32)	[2]
Ineffective portion of expense	0.1		0.1
Cash Flow Hedging | Interest Rate Swaps Of Equity Method Investee | Other Income
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	(1)		(2)
Gain (Loss) Recognized Amount	(2)		(2)
Cash Flow Hedging | Forward Starting Swaps | Interest Expense
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	(26)	[7]	(73)	[8]
Gain (Loss) Recognized Amount	(5)	[7]
Ineffective portion of expense	4.0		3.0
Net Investment Hedging
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	(4)		47
Net Investment Hedging | Currency Swap | Other Charges [Member]
Derivatives, Fair Value [Line Items]
Ineffective portion of expense	0.1
Net Investment Hedging | Currency Swap | Other Expense
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	3	[1]	34	[9]
Ineffective portion of expense			2.0
Net Investment Hedging | Other Foreign Currency Denominated Debt | Other Expense
Derivatives, Fair Value [Line Items]
Gain (Loss) Deferred in OCI	(7)		13
Non-Hedge
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized Amount	1
Non-Hedge | Foreign Currency Contracts | Other Expense
Derivatives, Fair Value [Line Items]
Gain (Loss) Recognized Amount	$ 1

[1]	The ineffective portion related to each of the items was less than $0.1 million of expense.
[2]	The ineffective portion related to each of the items was less than $0.1 million of either income or expense.
[3]	The ineffective portion related to this item was $0.5 million of income.
[4]	The ineffective portion related to this item was $0.8 million of income.
[5]	The ineffective portion related to this item was $8 million of expense.
[6]	The ineffective portion related to this item was $6 million of expense.
[7]	The ineffective portion related to this item was $4 million of expense.
[8]	The ineffective portion related to this item was $3 million of income.
[9]	The ineffective portion related to this item was $2 million of expense.